Office Properties and Equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Line Items]
Office Properties and Equipment, net
(8)	Office Properties and Equipment, net
Office properties and equipment less accumulated depreciation at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
	(In thousands)
Land	$14,290	$14,623
Buildings	30,209	29,910
Land and building improvements	53,795	49,737
Leasehold improvements	30,284	28,258
Furniture and equipment	40,666	37,787

	169,244	160,315
Less accumulated depreciation and amortization	(86,259)	(78,543)

Total office properties and equipment, net	$82,985	$81,772

Land and building improvements at December 31, 2025 and 2024 included $1.7 million and $1.0 million, respectively, in construction in progress for the renovation of various office facilities. During the year ended December 31, 2025, the Bank classified a facility totaling $1.2 million as held-for-sale.
Depreciation and amortization expense for the years ended December 31, 2025, 2024 and 2023, amounted to $8.6 million, $8.2 million, $7.8 million, respectively.

Northfield Bancorp, Inc. [Member]
Property, Plant and Equipment [Line Items]
Office Properties and Equipment, net
(7)	Premises and Equipment, Net
At December 31, 2025 and 2024, premises and equipment, less accumulated depreciation and amortization, consists of the following (in thousands):

	December 31,
	2025	2024
At cost:
Land	$4,940	$4,940
Buildings and improvements	12,095	12,005
Capital leases	2,619	2,600
Furniture, fixtures, and equipment	34,879	33,873
Leasehold improvements	29,808	29,773

	84,341	83,191
Accumulated depreciation and amortization	(64,403)	(61,206)

Premises and equipment, net	$19,938	$21,985

Depreciation expense for the years ended December 31, 2025, 2024, and 2023, was $3.2 million, $3.6 million, and $3.7 million, respectively. There were no sales of premises and equipment during the year ended December 31, 2025. The Company sold premises and equipment during 2024, with a book balance of $389,000 and realized a gain of $3.4 million. There were no sales of premises and equipment in 2023.